Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
4G concession fees	$ 10,935
Senao Networks, Inc. ("SNI") [Member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate		13.70%	14.80%	14.60%
Senao Networks, Inc. ("SNI") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss		$ 0	$ 9	$ 0
Senao Networks, Inc. ("SNI") [Member] | Certain licensed contract [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss		$ 51
Computer software [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		P1Y
Computer software [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		P10Y
Others [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		P3Y
Others [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		P20Y